Commitments and Contingencies - Schedule of Future Minimum Lease Payments Due Under Operating Leases (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Operating leases, future minimum payments due, fiscal year maturity
2019	$ 3,955
2020	6,497
2021	4,700
2022	4,448
2023	3,314
Thereafter	23,400
Total contractual obligations	$ 46,314